6. PREFERRED STOCK (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2008	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Stock Issued for Service	7,171,725	1,000,000
Value per share	$ 0.001
Reverse Stock Split					0.0125
Preferred Stock Outstanding Beginning					7,171,725	3,489,647	3,489,647
Preferred Shares Outstanding Ending			3,489,647		89,647	3,489,647
Conversion Ratio				15:1
Additional Shares Authorized			500,000	1,400,000
Common Stock Issued for Payment value				$ 64,000
Amount of current and noncurrent compensation			$ 225,000	$ 34,000